Advances for Vessel Acquisitions and Vessels Under Construction	9 Months Ended
Sep. 30, 2012
Advances For Vessel Acquisitions And Vessels Under Construction [Abstract]
Advances for Vessel Acquisitions and Vessels Under Construction

5. Advances for Vessel Acquisitions and Vessels under Construction

Advances for vessels under construction relate to the installments paid that were due to the respective shipyard including capitalized expenses.

As of December 31, 2011, the Company’s newbuilding program consisted of four Handysize drybulk vessels with expected delivery in 2012 and two 4,800 TEU containerships with expected delivery in the fourth quarter of 2013. Each contract provides for payment of one advance deposit and final payment on delivery of each vessel. An amount of $57.5 million and $3.6 million was paid to the shipyard in 2010 and 2011, respectively, representing the first installment which was financed from the Company’s own funds. On May 4 and on June 18, 2012, the Company took delivery of its first two Handysize drybulk vessels; the M/V Prosperous Seas and the M/V Precious Seas, respectively (refer to Note 6).

On September 24, 2012, the Company and the shipyard agreed to postpone the delivery dates of the Company’s remaining vessels under construction and to change the apportionment of the advances already paid among the vessels under construction. Under the amended shipbuilding contracts and based on the latest shipbuilding update from the shipyard, the remaining two Handysize drybulk vessels (Hull no. 612 and Hull no. 625) are expected to be delivered in the first and fourth quarters of 2013, respectively, and the two 4,800 TEU containerships (Hull no. 656 and Hull no. 657) are expected to be delivered in the second quarter of 2014.

The decrease in Advances for vessel acquisitions and vessels under construction during the nine months ended September 30, 2012, is attributable to the acquisition of the M/V Prosperous Seas and M/V Precious Seas discussed above, partially offset by the payment of capitalized expenses relating to vessels under construction.